SCHEDULE OF DEPOSITS RECEIVED (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Received from customer in advance for goods sales	$ 6,270,107	$ 981,262
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Received from customer in advance for goods sales	5,831,805	968,812
Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Received from customer in advance for goods sales	$ 438,302	$ 12,450